UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and Address of issuer:

        AllianceBernstein Global Health Care Fund, Inc.
        1345 Avenue of the Americas
        New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.      Investment Company Act File Number:

        811-09329

        Securities Act File Number:

        333-77953


4(a).   Last day of fiscal year for which this Form is filed:

        June 30, 2006


4(b).   [ ]    Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's  fiscal  year).  (See
               Instruction A.2)

4(c).   [ ]    Check box if this is the last time the issuer will be filing this
               Form.

5.      Calculation of registration fee:

        (i )   Aggregate  sale  price of  securities  sold
               during  the  fiscal  year pursuant to
               section 24(f):                                     $   29,889,932
                                                                  --------------

        (ii)   Aggregate  price of  securities  redeemed  or
               repurchased  during the fiscal year:               $   55,943,496
                                                                  --------------

        (iii)  Aggregate  price of  securities  redeemed or
               repurchased  during any prior  fiscal year
               ending no earlier  than  October 11, 1995
               that were not  previously  used  to  reduce
               registration  fees  payable  to the
               Commission:                                        $  166,432,525
                                                                  --------------

        (iv)   Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                           $  222,376,021
                                                                  --------------

        (v)    Net sales - if Item 5(i) is  greater  than
               Item 5(iv) [subtract Item 5(iv) from 5(i)]:        $            0
                                                                  --------------

        (vi)   Redemption credits available for use in
               future years - if Item 5(i) is less than
               Item 5(iv) [subtract Item 5(i) from
               Item 5(iv)]:                                       $  192,486,089
                                                                  --------------

        (vii)  Multiplier for determining registration
               fee (See Instruction C.9):                             x0.0001070
                                                                  --------------

        (viii) Registration  fee due [multiply Item 5(v)
               by Item 5(vii)] (enter "0" if no fee
               is due):                                           =$           0
                                                                  --------------

6.      Prepaid shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: Not applicable


        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not applicable


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


        $0
        ----------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

        $0
        ----------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Method of Delivery:

        [ ]  Wire transfer

        [ ]  Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*    /s/ Stephen J. Laffey
                            -------------------------
                             Stephen J. Laffey
                             Assistant Secretary

Date September 19, 2006


*    Please print the name and title of the signing officer below the signature.




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